Basis of preparation (Policies)	3 Months Ended
Mar. 31, 2023
List Of Accounting Policies [Abstract]
Statement of compliance	Statement of compliance
On December 21, 2022, the Company announced a change in its financial year end from October 31st to December 31st. The change is being made to better align Li-Cycle’s financial reporting calendar with peer group companies. The Company's current financial year will cover the period from January 1, 2023 to December 31, 2023.

These unaudited condensed consolidated interim financial statements ("interim financial statements") have been prepared in accordance with International Financial Reporting Standards ("IFRS") under International Accounting Standard (IAS) 34 - Interim Financial Reporting. Except for certain amendments and interpretations to the IFRS that apply for the first time to the Company described in Note 2.6, these interim financial statements were prepared using the same basis of presentation, accounting policies and methods of computation as set forth in Note 2 of the Company's consolidated financial statements for the year ended October 31, 2022.

These interim financial statements were approved and authorized for issue by the Audit Committee of the Board of Directors on May 15, 2023.

Basis of consolidation	Basis of consolidationThese interim financial statements include the financial information of the Company and its subsidiaries. The Company’s subsidiaries are entities controlled by the Company. Control exists when the Company has power over an investee, when the Company is exposed, or has rights, to variable returns from the investee and when the Company has the ability to affect those returns through its power over the investee. The subsidiaries are included in the interim financial statements of the Company from the effective date of incorporation up to the effective date of disposition or loss of control. In assessing control, potential voting rights that are presently exercisable or convertible is taken into account. The accounting policies of subsidiaries are aligned with policies adopted by the Company.

The Company’s principal subsidiaries and their geographic location as at March 31, 2023 are set forth in the table below:

Company	Location	Ownership interest
Li-Cycle Corp.	Ontario, Canada	100%
Li-Cycle Americas Corp.	Ontario, Canada	100%
Li-Cycle U.S. Inc.	Delaware, U.S.	100%
Li-Cycle Inc.	Delaware, U.S.	100%
Li-Cycle North America Hub, Inc.	Delaware, U.S.	100%
Li-Cycle Europe AG	Switzerland	100%
Li-Cycle APAC PTE. LTD.	Singapore	100%
Li-Cycle France SARL	France	100%
Li-Cycle Germany GmbH	Germany	100%
Li-Cycle Norway AS	Norway	67%
Intercompany transactions, balances and unrealized gains/losses on transactions between the Company and its subsidiaries have been eliminated.

Basis of preparation	2.4 Presentation currency These interim financial statements are presented in U.S. dollars, which is the Company's functional currency. All figures are presented in millions of U.S. dollars unless otherwise specified.
Foreign currencies	Foreign currencies The reporting and functional currency of the Company is the U.S. dollar. Transactions in currencies other than the U.S. dollar are recorded at the rates of exchange prevailing on the dates of transactions. At the end of each reporting period, monetary assets and liabilities that are denominated in foreign currencies are translated at the rates prevailing at that date.